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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Dividend Opportunity Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 92.8%
CONSUMER DISCRETIONARY 6.9%
Distributors 0.6%
Genuine Parts Co. (a)	281,120	$14,280,896
Hotels, Restaurants & Leisure 1.0%
McDonald’s Corp.	252,338	22,160,323
Leisure Equipment & Products 0.3%
Hasbro, Inc.	204,607	6,672,234
Media 2.7%
Cinemark Holdings, Inc. (a)	694,487	13,111,915
National CineMedia, Inc. (a)	1,065,545	15,461,058
Pearson PLC, ADR (a)(b)	495,638	8,678,621
Regal Entertainment Group, Class A (a)	1,900,501	22,311,882
Total		59,563,476
Specialty Retail 2.3%
Best Buy Co., Inc. (a)	278,762	6,495,155
Buckle, Inc. (The)	172,823	6,646,772
Foot Locker, Inc. (a)	891,275	17,905,715
Limited Brands, Inc.	496,155	19,106,929
Total		50,154,571
TOTAL CONSUMER DISCRETIONARY		152,831,500
CONSUMER STAPLES 12.2%
Beverages 1.1%
Coca-Cola Co. (The) (a)	282,756	19,102,996
Diageo PLC, ADR (b)	82,852	6,290,952
Total		25,393,948
Food & Staples Retailing 0.2%
Carrefour SA (b)	156,103	3,554,776
Food Products 2.6%
B&G Foods, Inc. (a)	1,190,679	19,860,526
ConAgra Foods, Inc.	507,669	12,295,743
Kraft Foods, Inc., Class A	390,045	13,097,711
Unilever NV (b)	366,450	11,539,510
Total		56,793,490
Household Products 1.6%
Kimberly-Clark Corp.	161,132	11,441,983
Procter & Gamble Co. (The)	227,827	14,394,110
Reckitt Benckiser Group PLC (b)	195,090	9,884,831
Total		35,720,924

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco 6.7%
Altria Group, Inc.	703,658	$18,865,071
Lorillard, Inc.	685,935	75,933,004
Philip Morris International, Inc.	870,889	54,326,056
Total		149,124,131
TOTAL CONSUMER STAPLES		270,587,269
ENERGY 12.4%
Energy Equipment & Services 1.0%
Halliburton Co. (a)	714,387	21,803,091
Oil, Gas & Consumable Fuels 11.4%
Chevron Corp.	717,505	66,383,563
Enbridge Energy Management LLC (c)(d)	1	32
Enbridge, Inc. (b)	2,011,437	64,225,183
ENI SpA (a)(b)	568,310	9,998,123
Kinder Morgan Management LLC (c)(d)	—	1
Occidental Petroleum Corp.	287,136	20,530,224
Royal Dutch Shell PLC, ADR (b)	485,580	29,872,882
Ship Finance International Ltd. (a)(b)	177,849	2,312,037
Spectra Energy Corp.	569,741	13,975,747
Total SA, ADR (b)	697,690	30,607,660
TransCanada Corp. (a)(b)	367,384	14,875,378
Total		252,780,830
TOTAL ENERGY		274,583,921
FINANCIALS 8.2%
Capital Markets 0.8%
Morgan Stanley	319,444	4,312,494
New Mountain Finance Corp. (a)(e)	1,068,132	13,575,958
Total		17,888,452
Commercial Banks 3.0%
Bank of Montreal (b)	288,871	16,133,445
National Australia Bank Ltd. (b)	224,164	4,761,548
Toronto-Dominion Bank (The) (b)	211,667	15,017,774
U.S. Bancorp (a)	634,075	14,926,125
Wells Fargo & Co.	606,863	14,637,536
Total		65,476,428
Diversified Financial Services 1.0%
JPMorgan Chase & Co.	726,200	21,873,144
Insurance 2.5%
Allstate Corp. (The)	310,459	7,354,774
Kemper Corp.	221,306	5,302,492
Marsh & McLennan Companies, Inc.	216,282	5,740,124

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
XL Group PLC (b)	1,952,337	$36,703,935
Total		55,101,325
Real Estate Investment Trusts (REITs) 0.6%
Weyerhaeuser Co.	850,067	13,218,542
Thrifts & Mortgage Finance 0.3%
Capitol Federal Financial, Inc.	724,457	7,650,266
TOTAL FINANCIALS		181,208,157
HEALTH CARE 11.0%
Pharmaceuticals 11.0%
Abbott Laboratories (a)	286,218	14,637,188
Bristol-Myers Squibb Co. (a)	2,126,170	66,719,215
Eli Lilly & Co.	340,582	12,591,316
GlaxoSmithKline PLC, ADR (a)(b)	491,516	20,294,696
Johnson & Johnson (a)	207,725	13,234,160
Merck & Co., Inc.	1,473,371	48,193,965
Novartis AG, ADR (b)	155,271	8,659,464
Pfizer, Inc.	3,330,918	58,890,630
Total		243,220,634
TOTAL HEALTH CARE		243,220,634
INDUSTRIALS 7.1%
Aerospace & Defense 1.4%
Honeywell International, Inc.	364,713	16,014,548
Lockheed Martin Corp. (a)	217,306	15,785,108
Total		31,799,656
Commercial Services & Supplies 1.9%
Deluxe Corp. (a)	449,674	8,363,936
Pitney Bowes, Inc. (a)	767,711	14,432,967
RR Donnelley & Sons Co. (a)	643,975	9,092,927
Waste Management, Inc. (a)	285,000	9,279,600
Total		41,169,430
Electrical Equipment 1.0%
Hubbell, Inc., Class B	450,172	22,301,521
Industrial Conglomerates 1.2%
General Electric Co.	1,219,103	18,579,130
Siemens AG, ADR (a)(b)	103,374	9,281,951
Total		27,861,081

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery 1.1%
Caterpillar, Inc.	75,318	$5,561,481
Harsco Corp. (a)	571,600	11,083,324
Illinois Tool Works, Inc. (a)	167,258	6,957,933
Total		23,602,738
Trading Companies & Distributors 0.5%
Fly Leasing Ltd., ADR (b)	1,015,639	11,527,503
TOTAL INDUSTRIALS		158,261,929
INFORMATION TECHNOLOGY 7.4%
Communications Equipment 1.0%
Nokia OYJ, ADR (a)(b)	3,851,065	21,797,028
Computers & Peripherals 0.8%
Seagate Technology PLC (a)(b)	1,809,160	18,598,165
IT Services 0.4%
Paychex, Inc.	373,188	9,840,967
Semiconductors & Semiconductor Equipment 4.1%
Intel Corp. (a)	1,528,894	32,611,309
Maxim Integrated Products, Inc. (a)	731,086	17,056,236
Microchip Technology, Inc. (a)	951,084	29,588,223
Taiwan Semiconductor Manufacturing Co., Ltd., ADR (a)(b)	960,899	10,983,076
Total		90,238,844
Software 1.1%
Microsoft Corp.	967,238	24,074,554
TOTAL INFORMATION TECHNOLOGY		164,549,558
MATERIALS 6.9%
Chemicals 4.4%
Air Products & Chemicals, Inc.	170,257	13,002,527
Dow Chemical Co. (The) (a)	912,201	20,488,034
Eastman Chemical Co.	214,629	14,708,525
EI du Pont de Nemours & Co.	770,245	30,786,693
Huntsman Corp.	508,016	4,912,515
Olin Corp. (a)	732,298	13,188,687
Total		97,086,981
Containers & Packaging 1.0%
Packaging Corp. of America	988,792	23,038,854

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining 1.0%
Nucor Corp. (a)	429,231	$13,580,869
Rio Tinto PLC, ADR (a)(b)	112,800	4,972,224
Southern Copper Corp.	196,642	4,914,083
Total		23,467,176
Paper & Forest Products 0.5%
MeadWestvaco Corp.	443,993	10,904,468
TOTAL MATERIALS		154,497,479
TELECOMMUNICATION SERVICES 10.2%
Diversified Telecommunication Services 9.7%
AT&T, Inc.	2,064,548	58,880,909
BCE, Inc. (b)	370,762	13,888,745
BT Group PLC (b)	3,482,052	9,333,029
CenturyLink, Inc.	1,277,401	42,307,521
Deutsche Telekom AG, ADR (b)	972,947	11,407,804
Frontier Communications Corp. (a)	1,938,477	11,844,094
Telefonica SA, ADR (a)(b)	384,161	7,345,158
Telefonos de Mexico SAB de CV, Class L, ADR (a)(b)	527,136	7,880,683
Telstra Corp., Ltd. (b)	3,214,273	9,572,834
Verizon Communications, Inc. (a)	865,926	31,866,077
Windstream Corp. (a)	954,646	11,131,172
Total		215,458,026
Wireless Telecommunication Services 0.5%
Vodafone Group PLC, ADR (b)	429,760	11,023,344
TOTAL TELECOMMUNICATION SERVICES		226,481,370
UTILITIES 10.5%
Electric Utilities 5.5%
American Electric Power Co., Inc.	580,617	22,075,058
Duke Energy Corp. (a)	917,103	18,332,889
Edison International	183,836	7,031,727
Pepco Holdings, Inc. (a)	628,575	11,892,639
Pinnacle West Capital Corp.	269,951	11,591,696
PPL Corp. (a)	392,815	11,210,940
Progress Energy, Inc.	368,906	19,079,818
Southern Co.	376,323	15,944,806
UIL Holdings Corp. (a)	124,815	4,110,158
Total		121,269,731
Multi-Utilities 5.0%
Ameren Corp.	234,011	6,966,507
CH Energy Group, Inc. (a)	105,475	5,502,631

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities (continued)
Consolidated Edison, Inc. (a)	338,783	$19,317,407
Dominion Resources, Inc.	118,055	5,993,652
DTE Energy Co.	233,600	11,451,072
National Grid PLC (b)	688,416	6,823,587
NiSource, Inc. (a)	573,268	12,256,470
NSTAR	76,349	3,421,199
PG&E Corp.	211,838	8,962,866
Public Service Enterprise Group, Inc.	217,602	7,261,379
SCANA Corp. (a)	146,172	5,912,657
Sempra Energy	101,131	5,208,246
Xcel Energy, Inc.	494,459	12,208,193
Total		111,285,866
TOTAL UTILITIES		232,555,597
Total Common Stocks (Cost: $2,356,177,873)		$2,058,777,414

Convertible Preferred Stocks 0.7%
CONSUMER DISCRETIONARY 0.1%
Automobiles 0.1%

General Motors Co., 4.750%	78,568	2,744,969
TOTAL CONSUMER DISCRETIONARY		2,744,969
FINANCIALS 0.6%
Insurance 0.6%
MetLife, Inc., 5.000% (a)	207,300	11,758,056
TOTAL FINANCIALS		11,758,056
Total Convertible Preferred Stocks (Cost: $21,194,414)		$14,503,025

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 0.1%
Building Materials 0.1%

Cemex SAB de CV Subordinated Notes (b)(f)
03/15/18	3.750%	3,024,000	$1,495,066
Total Convertible Bonds (Cost: $3,024,000)			$1,495,066

Issuer	Coupon Rate	Principal Amount	Value

Equity-Linked Notes 2.0%
Deutsche Bank AG Mandatory Exchange Note
(linked to common stock of Alpha Natural Resources, Inc.) (f)
12/15/11	15.850%	$12,062,417	$7,387,421
Goldman Sachs Group, Inc. (The) (f)
Mandatory Exchange Note
(linked to common stock of Bank of America Corp.)
12/16/11	9.000%	20,000,003	17,675,618
(linked to common stock of Ford Motor Co.)
08/27/12	7.000%	10,000,054	6,516,404
Morgan Stanley PERQS
(linked to common stock of QEP Resources, Inc., Newfield Exploration Co. and Whiting Petroleum Corp.)(f)
10/25/11	27.000%	23,000,000	13,149,100

Total Equity-Linked Notes (Cost: $65,062,474)			$44,728,543

		Shares	Value

Money Market Fund 4.1%

Columbia Short-Term Cash Fund, 0.125% (e)(g)		91,474,640	$91,474,640

Total Money Market Fund (Cost: $91,474,640)			$91,474,640

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 20.5%
Asset-Backed Commercial Paper 1.8%
Atlantis One
12/21/11	0.350%	4,995,577	$4,995,577
Regency Markets No. 1 LLC
10/18/11	0.250%	4,998,889	4,998,889
Rhein-Main Securitisation Ltd.
10/26/11	0.600%	9,994,000	9,994,000
Rheingold Securitization
10/11/11	0.500%	4,999,236	4,999,236
Scaldis Capital LLC
10/04/11	0.550%	14,999,083	14,999,083
Total			39,986,785

Certificates of Deposit 12.5%
ABM AMRO Bank N.V.
10/12/11	0.310%	7,997,934	7,997,934

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Australia and New Zealand Bank Group, Ltd.
12/21/11	0.310%	$10,000,000	$10,000,000
Bank of America, National Association
10/03/11	0.350%	10,000,000	10,000,000
Bank of Nova Scotia
11/28/11	0.300%	5,000,000	5,000,000
Banque et Caisse d’Epargne de l’Etat
10/14/11	0.400%	9,996,668	9,996,668
12/06/11	0.380%	4,995,202	4,995,202
Branch Banking & Trust Corporation
01/09/12	0.350%	10,000,000	10,000,000
Clydesdale Bank PLC
12/30/11	0.550%	9,986,116	9,986,116
Commerzbank AG
10/05/11	0.180%	5,000,000	5,000,000
Credit Suisse
10/04/11	0.190%	5,002,130	5,002,130
10/25/11	0.285%	8,000,000	8,000,000
11/17/11	0.300%	8,000,000	8,000,000
Deutsche Bank AG
10/19/11	0.290%	10,000,000	10,000,000
Development Bank of Singapore Ltd.
10/21/11	0.270%	5,000,000	5,000,000
DnB NOR ASA
11/23/11	0.300%	10,000,000	10,000,000
Erste Bank der Oesterreichische
10/11/11	0.380%	5,000,046	5,000,046
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
10/03/11	0.340%	10,000,000	10,000,000
10/21/11	0.320%	5,000,000	5,000,000
Lloyds Bank PLC
10/14/11	0.346%	7,000,000	7,000,000
National Australia Bank
11/18/11	0.255%	4,999,915	4,999,915
National Bank of Canada
10/07/11	0.272%	8,000,000	8,000,000
Natixis
10/07/11	0.496%	10,000,000	10,000,000
Nordea Bank AB
12/09/11	0.310%	15,000,000	15,000,000
Rabobank
12/15/11	0.330%	10,001,100	10,001,100
01/20/12	0.272%	5,000,000	5,000,000
Royal Bank of Canada
10/14/11	0.210%	10,003,289	10,003,289
Skandinaviska Enskilda Banken
10/11/11	0.250%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)

Standard Chartered Bank PLC
12/29/11	0.550%	$4,993,058	$4,993,058
01/03/12	0.460%	13,000,204	13,000,204
Svenska Handelsbanken
11/23/11	0.300%	5,000,063	5,000,063
03/01/12	0.460%	10,000,000	10,000,000
Swedbank AB
10/24/11	0.260%	15,000,000	15,000,000
Union Bank of Switzerland
11/14/11	0.261%	4,000,000	4,000,000
11/28/11	0.350%	5,000,000	5,000,000
United Overseas Bank Ltd.
10/28/11	0.270%	5,000,000	5,000,000
Total			275,975,725
Commercial Paper 1.8%
Macquarie Bank Ltd.
11/10/11	0.461%	6,983,632	6,983,632
Skandinaviska Enskilda Banken AB
10/21/11	0.240%	9,997,667	9,997,667
Suncorp Metway Ltd.
10/06/11	0.290%	4,998,792	4,998,792
11/28/11	0.380%	4,996,358	4,996,358
Svenska Handelsbank
12/20/11	0.325%	2,997,589	2,997,589
Westpac Securities NZ Ltd.
03/02/12	0.441%	9,977,755	9,977,755
Total			39,951,793
Other Short-Term Obligations 0.8%
The Goldman Sachs Group, Inc.
10/17/11	0.280%	3,000,000	3,000,000
11/15/11	0.350%	15,000,000	15,000,000
Total			18,000,000
Repurchase Agreements 3.6%
Cantor Fitzgerald & Co dated 09/30/11, matures 10/03/11, repurchase price $15,000,175 (h)	0.140%	15,000,000	15,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Citibank NA dated 09/30/11, matures 10/03/11, repurchase price $2,000,020 (h)	0.120%	$2,000,000	$ 2,000,000
Citigroup Global Markets, Inc. dated 09/30/11, matures 10/03/11, repurchase price $3,500,026 (h)	0.090%	3,500,000	3,500,000
G.X. Clarke and Company dated 09/30/11, matures 10/03/11, repurchase price $4,000,060 (h)	0.180%	4,000,000	4,000,000
Goldman Sachs & Co. dated 09/30/11, matures 10/03/11, repurchase price $10,000,083 (h)	0.100%	10,000,000	10,000,000
MF Global Holdings Ltd. dated 09/30/11, matures 10/03/11, repurchase price $10,000,183 (h)	0.220%	10,000,000	10,000,000
Mizuho Securities USA, Inc. dated 09/30/11, matures 10/03/11, repurchase price $20,000,267 (h)	0.160%	20,000,000	20,000,000
Nomura Securities dated 09/30/11, matures 10/03/11, repurchase price $5,000,062 (h)	0.150%	5,000,000	5,000,000
RBS Securities, Inc. dated 09/30/11, matures 10/03/11, repurchase price $10,119,231 (h)	0.150%	10,119,104	10,119,104
Total			79,619,104
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $453,533,407)			$ 453,533,407
Total Investments (Cost: $2,990,466,808) (i)			$2,664,512,095(j)
Other Assets & Liabilities, Net			(446,865,516)
Net Assets			$ 2,217,646,579

Investment in Derivatives

Forward Foreign Currency Exchange Contracts Open at September 30, 2011

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
UBS Securities	Oct. 4, 2011	133,072	134,783	$ —	$ (2,642)
		(USD)	(AUD)

Notes to Portfolio of Investments

(a)		At September 30, 2011, security was partially or fully on loan.
(b)		Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $449,341,012 or 20.26% of net assets.
(c)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2011 was $33, representing less than 0.01% of net assets. Information concerning such security holdings at September 30, 2011 was as follows:

Security Description			Acquisition Dates			Cost
Enbridge Energy Management LLC			04-22-09			$ 11
Kinder Morgan Management LLC			11-18-05			—

(d)		Represents fractional shares.
(e)		Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$71,616,156	$271,415,118	$(251,556,634)	$—	$91,474,640	$33,211	$91,474,640
New Mountain Finance Corp.	13,475,259	809,983	—	—	14,285,242	594,642	13,575,958
Total	$85,091,415	$272,225,101	$(251,556,634)	$—	$105,759,882	$627,853	$105,050,598

(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $46,223,609 or 2.08% of net assets.

(g)		The rate shown is the seven-day current annualized yield at September 30, 2011.

(h)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Cantor Fitzgerald & Co (0.140%)

Security Description	Value
Fannie Mae Interest Strip	$104,382
Fannie Mae Pool	9,178,832
Fannie Mae REMICS	647,923
Federal Home Loan Banks	146,056
Freddie Mac Non Gold Pool	3,135,565
Freddie Mac REMICS	771,909
Freddie Mac Strips	291,390
Ginnie Mae I Pool	164,906
Ginnie Mae II Pool	157,619
Government National Mortgage Association	218,499
United States Treasury Note/Bond	482,919
Total Market Value of Collateral Securities	$15,300,000

Citibank NA (0.120%)

Security Description	Value
Fannie Mae Pool	$891,589
Freddie Mac Gold Pool	1,148,411
Total Market Value of Collateral Securities	$2,040,000

Citigroup Global Markets, Inc. (0.090%)

Security Description	Value
Fannie Mae REMICS	$1,383,383
Freddie Mac Reference REMIC	24,988
Freddie Mac REMICS	1,895,424
Government National Mortgage Association	266,205
Total Market Value of Collateral Securities	$3,570,000

G.X. Clarke and Company (0.180%)

Security Description	Value
Fannie Mae Interest Strip	$1,557
Fannie Mae Pool	10,092
Fannie Mae REMICS	1,345
Federal Farm Credit Bank	389,161
Federal Home Loan Banks	1,166,323
Federal Home Loan Mortgage Corp	791,586
Federal National Mortgage Association	636,510
Freddie Mac Coupon Strips	14,069
Freddie Mac Gold Pool	2,167
Freddie Mac REMICS	98,708
Government National Mortgage Association	16,589
United States Treasury Bill	154,796
United States Treasury Note/Bond	648,356
United States Treasury Strip Coupon	119,757
United States Treasury Strip Principal	29,032
Total Market Value of Collateral Securities	$4,080,048

Goldman Sachs & Co. (0.100%)

Security Description	Value
Government National Mortgage Association	$10,200,000
Total Market Value of Collateral Securities	$10,200,000

MF Global Holdings Ltd. (0.220%)

Security Description	Value
Fannie Mae REMICS	$573,683
Federal Farm Credit Bank	10,502
Federal Home Loan Banks	241,691
Federal Home Loan Mortgage Corp	317,605
Federal National Mortgage Association	497,606
Freddie Mac Gold Pool	11,563
Freddie Mac REMICS	868,244
Ginnie Mae I Pool	1,286,552
Ginnie Mae II Pool	768,657
Government National Mortgage Association	2,531,836
United States Treasury Note/Bond	3,092,164
Total Market Value of Collateral Securities	$10,200,103

Mizuho Securities USA, Inc. (0.160%)

Security Description	Value
Fannie Mae Grantor Trust	$196,727
Fannie Mae Pool	6,493,425
Fannie Mae REMICS	4,226,477
Fannie Mae Whole Loan	34,895
Federal Home Loan Bank of Chicago	41,504
Federal Home Loan Mortgage Corp. Structured Pass Through Securities	218,611
Freddie Mac Gold Pool	3,588,223
Freddie Mac REMICS	5,515,405
Ginnie Mae II Pool	84,733
Total Market Value of Collateral Securities	$20,400,000

Nomura Securities (0.150%)

Security Description	Value
Ginnie Mae I Pool	$4,182,918
Ginnie Mae II Pool	917,082
Total Market Value of Collateral Securities	$5,100,000

RBS Securities, Inc. (0.150%)

Security Description	Value
Freddie Mac Gold Pool	$10,321,531
Total Market Value of Collateral Securities	$10,321,531

(i)                                      At September 30, 2011, the cost of securities for federal income tax purposes was approximately $2,990,467,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$ 27,202,000
Unrealized Depreciation	(353,157,000)
Net Unrealized Depreciation	$(325,955,000)

(j)                                      Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

PERQS              Performance Equity-Linked Redemption Quarterly-Pay Securities

Currency Legend

AUD         Australian Dollar

USD         US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated June 30, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$152,831,500	$—	$—	$152,831,500
Consumer Staples	257,147,662	13,439,607	—	270,587,269
Energy	264,585,765	9,998,156	—	274,583,921
Financials	176,446,609	4,761,548	—	181,208,157
Health Care	243,220,634	—	—	243,220,634
Industrials	158,261,929	—	—	158,261,929
Information Technology	164,549,558	—	—	164,549,558
Materials	154,497,479	—	—	154,497,479
Telecommunication Services	207,575,507	18,905,863	—	226,481,370
Utilities	225,732,010	6,823,587	—	232,555,597
Convertible Preferred Stocks
Consumer Discretionary	—	2,744,969	—	2,744,969
Financials	—	11,758,056	—	11,758,056
Total Equity Securities	2,004,848,653	68,431,786	—	2,073,280,439

Bonds
Convertible Bonds	—	1,495,066	—	1,495,066

Total Bonds	—	1,495,066	—	1,495,066

Other
Equity —Linked Notes	—	44,728,543	—	44,728,543
Affiliated Money Market Fund(c)	91,474,640	—	—	91,474,640
Investments of Cash Collateral Received for Securities on Loan	—	453,533,407	—	453,533,407
Total Other	91,474,640	498,261,950	—	589,736,590

Investments in Securities	2,096,323,293	568,188,802	—	2,664,512,095
Derivatives(d)
Liabilities
Forward Foreign Currency Exchange Contracts	—	(2,642)	—	(2,642)
Total	$2,096,323,293	$568,186,160	$—	$2,664,509,453

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

(d) Derivative instruments are valued at unrealized appreciation (depreciation).

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia Funds Series Trust II

By
/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By
/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	November 22, 2011

By
/s/ Michael G. Clarke
Michael G. Clarke
Treasurer and Principal Financial Officer

Date	November 22, 2011